Business acquisitions and equity investment transactions (Tables)	12 Months Ended
Dec. 31, 2016
Business Acquisition [Line Items]
Schedule of Pro Forma Information
The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended December 31,
	2014	2015
	(unaudited)	(unaudited)
	RMB	RMB
Pro forma total revenues	2,854,782	5,221,763
Pro forma net loss	(595,009)	(3,441,828)

Schedule of Condensed Financial Information From Gangi
In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized the condensed financial information of 58 Home for the period in which it was accounted for by equity method.

	For the period from November 27 to
	December 31, 2015	For the year ended December 31, 2016
	RMB	RMB
Operating data:
Total revenues	331	114,484
Gross profit/(loss)	(556)	90,527
Loss from operations	(69,994)	(975,358)
Net loss	(68,103)	(1,015,209)

	As of December 31,
	2015	2016
Balance sheets data:	RMB	RMB
Current assets	1,517,326	1,286,858
Non-current assets	540,938	118,233
Current liabilities	165,275	376,174
Mezzanine equity	1,948,080	2,081,100
Total shareholders’ deficit	(55,091)	(1,052,183)

Anjuke Inc. ("Anjuke") [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price
The allocation of the purchase price is as follows:

	Amounts
	RMB	Amortization Years

Net assets acquired	39,651
Amortizable intangible assets
Domain names and trademarks	168,279	10
Technology	59,681	5
Customer relationship	14,676	2
Goodwill	1,341,760
Deferred tax liabilities	(60,659)
Total	1,563,388

Total purchase price comprised of
-Cash consideration	985,427
-Equity consideration	577,961
Total	1,563,388

Falcon View Technology ("Ganji") [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price
The allocation of the purchase price is as follows:

	Amounts
	RMB	Amortization Years

Net assets acquired	78,605
Amortizable intangible assets
Domain names and trademarks	1,435,918	9.4
Technology	148,670	4.4
Mezzanine classified noncontrolling interest	(86,507)
Goodwill	15,974,683
Deferred tax liabilities	(396,147)
Total	17,155,222
Total purchase price comprised of
-Cash consideration	2,799,890
-Equity consideration	7,107,133
-Fair value of previously held equity interests	7,248,199
Total	17,155,222

Schedule of Condensed Financial Information From Gangi
For the period from April 20 to
August 6, 2015
RMB
Operating data:
Revenues	325,525
Gross profit	295,029
Loss from operations	(2,101,364)
Net loss	(2,082,803)
Net loss attributable to Ganji’s shareholders	(2,080,336)

As of August 6, 2015
Balance sheets data:	RMB
Current assets	1,043,498
Non-current assets	1,618,241
Current liabilities	1,012,294
Non-current liabilities	392,849
Mezzanine equity	30,135
Total shareholders’ equity	1,226,461

Other Acquisitions [Member]
Business Acquisition [Line Items]
Schedule of Allocation of Purchase Price
The allocation of the purchase price of all the other acquisitions is summarized below:

	Amounts
	RMB	Amortization Years

Net assets acquired	162,255
Amortizable intangible assets
Domain names and trademarks	52,100	9-10
Technology	5,300	4-5
Customer relationship	10,600	2-3
Goodwill	175,343
Deferred tax liabilities	(7,175)
Bargain purchase gain	(10,641)
Less noncontrolling interest	(48,250)
Total consideration in cash	339,532